REVENUE RECOGNITION - Includes all Distribution sales (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Net sales	$ 104,406	$ 110,536	$ 427,288	$ 404,642
United States
Revenue Recognition
Net sales	77,387	88,542	319,785	335,973
International.
Revenue Recognition
Net sales	$ 27,019	$ 21,994	$ 107,503	$ 68,669